JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 48.6%
Fixed Income — 26.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,907	38,861
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,114	14,481
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	929	6,374
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	770	6,795
JPMorgan High Yield Fund Class R6 Shares (a)	5,501	37,959
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	4,462	47,875
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	1,889	17,622

Total Fixed Income		169,967

International Equity — 4.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,500	26,334

U.S. Equity — 17.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,654	112,489

TOTAL INVESTMENT COMPANIES (Cost $279,851)		308,790

EXCHANGE-TRADED FUNDS — 24.3%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	102	10,886

Fixed Income — 8.9%
JPMorgan High Yield Research Enhanced ETF (a)	194	9,465
JPMorgan U.S. Aggregate Bond ETF (a)	926	46,758

Total Fixed Income		56,223

International Equity — 9.6%
JPMorgan BetaBuilders International Equity ETF (a)	1,109	61,628

U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	168	14,349
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	184	11,249

Total U.S. Equity		25,598

TOTAL EXCHANGE-TRADED FUNDS (Cost $142,515)		154,335

	Principal Amount ($000)
CORPORATE BONDS — 6.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	85	83
2.75%, 2/1/2026	30	29
2.20%, 2/4/2026	15	14
2.70%, 2/1/2027	765	734
3.45%, 11/1/2028	63	61
Northrop Grumman Corp.
5.15%, 5/1/2040	95	110
3.85%, 4/15/2045	80	80
Raytheon Technologies Corp.
2.25%, 7/1/2030	143	132

		1,243

Airlines — 0.0% (b)
American Airlines Pass-Through Trust
Series 2021-1, Class A Shares, 2.88%, 7/11/2034	266	240

Automobiles — 0.1%
General Motors Co.
6.80%, 10/1/2027	150	169
Hyundai Capital America
1.15%, 11/10/2022 (c)	363	361
1.30%, 1/8/2026 (c)	40	37
2.38%, 10/15/2027 (c)	350	320

		887

Banks — 1.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (c) (d)	200	183
AIB Group plc (Ireland)
4.75%, 10/12/2023 (c)	600	610
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	181
2.75%, 12/3/2030	400	352
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	199	184
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	80	76
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	110	103
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	419	355
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	200	181

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	200	192
3.65%, 3/16/2025	400	402
4.34%, 1/10/2028	200	203
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (c) (d)	200	174
Citigroup, Inc.
3.88%, 3/26/2025	400	405
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	125	125
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	145	145
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (c)	250	218
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	200	202
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	200	183
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	745	676
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (c)	200	198
KeyCorp
2.25%, 4/6/2027	141	133
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	183
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	200	205
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200	182
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	245	220
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (c) (d)	620	614
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	200	180
Wells Fargo & Co.
4.30%, 7/22/2027	580	602
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	15	13
3.13%, 11/18/2041	80	68

		8,349

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	365	348
Keurig Dr Pepper, Inc.
3.80%, 5/1/2050	98	93

		441

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	95	94
3.20%, 11/21/2029	251	249
4.05%, 11/21/2039	200	205
4.25%, 11/21/2049	75	78
Amgen, Inc.
3.15%, 2/21/2040	175	160
Biogen, Inc.
2.25%, 5/1/2030	45	40
Gilead Sciences, Inc.
1.65%, 10/1/2030	167	147
2.60%, 10/1/2040	108	91
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	166	144

		1,208

Building Products — 0.0%(b)
Masco Corp.
2.00%, 10/1/2030	87	75

Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	113	100
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (d)	250	224
4.28%, 1/9/2028 (c)	500	499
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	450	417
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	706
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	287	287
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	185	168
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	100	89
Morgan Stanley
5.00%, 11/24/2025	377	398
3.13%, 7/27/2026	344	341

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
S&P Global, Inc.
2.70%, 3/1/2029 (c)	111	108
4.25%, 5/1/2029 (c)	130	136
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)	250	219

		3,692

Chemicals — 0.0% (b)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	84	97
LYB International Finance III LLC
1.25%, 10/1/2025	52	48
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	46	53

		198

Construction & Engineering — 0.0% (b)
Quanta Services, Inc.
2.35%, 1/15/2032	135	117

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	148
6.50%, 7/15/2025	150	159
4.63%, 10/15/2027	450	458
3.00%, 10/29/2028	150	138
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (c)	78	75
5.50%, 1/15/2026 (c)	290	299
2.13%, 2/21/2026 (c)	60	55
4.25%, 4/15/2026 (c)	10	10
2.53%, 11/18/2027 (c)	383	338
Capital One Financial Corp.
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	85	77
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (c)	295	297
5.50%, 2/15/2024 (c)	22	23

		2,077

Containers & Packaging — 0.0% (b)
Graphic Packaging International LLC
1.51%, 4/15/2026 (c)	99	91

Diversified Consumer Services — 0.0% (b)
University of Miami
Series 2022, 4.06%, 4/1/2052	40	40

Diversified Financial Services — 0.0% (b)
Shell International Finance BV (Netherlands)
3.13%, 11/7/2049	86	78

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	233	222
2.75%, 6/1/2031	302	283
3.50%, 6/1/2041	227	209
3.55%, 9/15/2055	152	134
Verizon Communications, Inc.
3.15%, 3/22/2030	215	212
2.65%, 11/20/2040	79	67

		1,127

Electric Utilities — 0.4%
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	43	38
Edison International
5.75%, 6/15/2027	70	75
Emera US Finance LP (Canada)
4.75%, 6/15/2046	92	96
Entergy Arkansas LLC
2.65%, 6/15/2051	36	29
Entergy Louisiana LLC
4.00%, 3/15/2033	67	70
2.90%, 3/15/2051	20	17
Evergy, Inc.
2.90%, 9/15/2029	175	167
Fells Point Funding Trust
3.05%, 1/31/2027 (c)	195	187
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (c)	80	76
Fortis, Inc. (Canada)
3.06%, 10/4/2026	110	109
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	53	50
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (c)	78	80
Massachusetts Electric Co.
4.00%, 8/15/2046(c)	34	32
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (c)	111	87
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	40	38
2.45%, 12/2/2027(c)	165	152
OGE Energy Corp.
0.70%, 5/26/2023	55	54
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	65	64
Pacific Gas and Electric Co.
1.37%, 3/10/2023	225	222
1.70%, 11/15/2023	65	63
3.25%, 2/16/2024	170	170
3.45%, 7/1/2025	75	73
2.95%, 3/1/2026	137	130
3.75%, 8/15/2042 (e)	41	33
4.30%, 3/15/2045	25	21
PacifiCorp
4.15%, 2/15/2050	53	55
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	71
Series C, 4.13%, 3/1/2048	54	53
Union Electric Co.
3.90%, 4/1/2052 (f)	68	70

		2,382

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entertainment — 0.1%
Activision Blizzard, Inc.
1.35%, 9/15/2030	88	76
Walt Disney Co. (The)
2.65%, 1/13/2031	152	145
3.50%, 5/13/2040	150	147

		368

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	60	55
American Tower Corp.
1.50%, 1/31/2028	65	57
1.88%, 10/15/2030	421	359
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	64
2.50%, 8/16/2031	40	35
Corporate Office Properties LP
2.75%, 4/15/2031	113	101
Equinix, Inc.
2.90%, 11/18/2026	122	118
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	166	144
Healthpeak Properties, Inc.
2.13%, 12/1/2028	121	111
Life Storage LP
2.40%, 10/15/2031	110	97
Office Properties Income Trust
2.40%, 2/1/2027	140	125
Physicians Realty LP
2.63%, 11/1/2031	45	41
Realty Income Corp.
1.80%, 3/15/2033	115	95
Sabra Health Care LP
3.20%, 12/1/2031	80	71
Safehold Operating Partnership LP
2.85%, 1/15/2032	146	129
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026(c)	272	273
UDR, Inc.
2.10%, 8/1/2032	167	144
1.90%, 3/15/2033	40	33
WP Carey, Inc.
2.40%, 2/1/2031	71	64
2.25%, 4/1/2033	370	316

		2,432

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
1.30%, 2/10/2028 (c)	48	42
2.50%, 2/10/2041 (c)	50	40
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (c)	115	103
3.63%, 5/13/2051 (c)	125	114
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (c)	38	37

		336

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	64	59
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	87
4.38%, 6/1/2046	47	46
Smithfield Foods, Inc.
3.00%, 10/15/2030 (c)	179	162

		354

Gas Utilities — 0.0% (b)
Atmos Energy Corp.
2.85%, 2/15/2052	85	72
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	174	153

		225

Health Care Equipment & Supplies — 0.0% (b)
Boston Scientific Corp.
4.55%, 3/1/2039	27	29
DH Europe Finance II SARL
3.25%, 11/15/2039	46	44

		73

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	168	154
Banner Health
1.90%, 1/1/2031	100	89
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	65	55
CommonSpirit Health
1.55%, 10/1/2025	30	28
2.78%, 10/1/2030	65	61
3.91%, 10/1/2050	25	24
HCA, Inc.
5.25%, 6/15/2026	378	400
3.50%, 7/15/2051	110	95
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	70	65
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	15	13
MultiCare Health System
2.80%, 8/15/2050	46	38
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	55	49
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	85	69
Universal Health Services, Inc.
2.65%, 10/15/2030 (c)	85	77
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	160	135

		1,352

Hotels, Restaurants & Leisure — 0.0% (b)
Starbucks Corp.
3.35%, 3/12/2050	86	77

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	35	36

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (c)	370	358
Constellation Energy Generation LLC
3.25%, 6/1/2025	345	344
Southern Power Co.
5.15%, 9/15/2041	115	122

		824

Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	325	349

Insurance — 0.2%
Athene Global Funding
2.75%, 6/25/2024 (c)	134	132
1.45%, 1/8/2026 (c)	205	189
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	65	66
Brown & Brown, Inc.
2.38%, 3/15/2031	168	148
Corebridge Financial, Inc.
3.65%, 4/5/2027 (c)	55	55
3.85%, 4/5/2029 (c)	40	40
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (c)	136	115
New York Life Insurance Co.
3.75%, 5/15/2050 (c)	178	173
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (c)	75	69
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (c)	169	150

		1,137

IT Services — 0.0% (b)
CGI, Inc. (Canada)
2.30%, 9/14/2031 (c)	138	120
Global Payments, Inc.
3.20%, 8/15/2029	139	132

		252

Leisure Products — 0.0% (b)
Hasbro, Inc.
3.90%, 11/19/2029	118	118

Machinery — 0.0% (b)
Otis Worldwide Corp.
3.11%, 2/15/2040	115	101

Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	49
3.50%, 6/1/2041	50	42
3.50%, 3/1/2042	30	25
3.70%, 4/1/2051	174	142
Comcast Corp.
3.25%, 11/1/2039	149	141
2.80%, 1/15/2051	104	88
Discovery Communications LLC
3.63%, 5/15/2030	74	72

		559

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (c)	200	200
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	158	141
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	111

		452

Multiline Retail — 0.0% (b)
Kohl’s Corp.
3.38%, 5/1/2031	146	141
Nordstrom, Inc.
4.25%, 8/1/2031	142	129

		270

Multi-Utilities — 0.0% (b)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	78	66
Consumers Energy Co.
3.25%, 8/15/2046	34	31
WEC Energy Group, Inc.
1.38%, 10/15/2027	84	76

		173

Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP
4.45%, 7/15/2027	85	87
BP Capital Markets America, Inc.
3.63%, 4/6/2030	77	79
2.77%, 11/10/2050	77	64
Coterra Energy, Inc.
3.90%, 5/15/2027 (c)	65	65
Diamondback Energy, Inc.
3.25%, 12/1/2026	158	158
Energy Transfer LP
4.40%, 3/15/2027	175	178
5.00%, 5/15/2044 (e)	210	205
Enterprise Products Operating LLC
4.45%, 2/15/2043	137	138
Exxon Mobil Corp.
3.00%, 8/16/2039	265	246
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	75	70
4.32%, 12/30/2039 (c)	55	51
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	245	235
3.45%, 10/15/2027 (c)	130	125
HollyFrontier Corp.
2.63%, 10/1/2023	92	91
5.88%, 4/1/2026	49	51
MPLX LP
4.50%, 4/15/2038	86	88
NGPL PipeCo LLC
3.25%, 7/15/2031 (c)	80	75

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Phillips 66 Partners LP
3.55%, 10/1/2026	85	85
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	178	188
Targa Resources Corp.
4.20%, 2/1/2033 (f)	30	30
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	175	159

		2,468

Personal Products — 0.0% (b)
GSK Consumer Healthcare Capital US LLC
3.63%, 3/24/2032 (c)	250	250

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	20	27
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	34	35
4.13%, 6/15/2039	90	97
2.35%, 11/13/2040	244	205
Merck & Co., Inc.
2.35%, 6/24/2040	133	115
Royalty Pharma plc
2.15%, 9/2/2031	12	10
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	600	535
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	80	79
Viatris, Inc.
3.85%, 6/22/2040	111	96
4.00%, 6/22/2050	63	53

		1,252

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	93	93
Kansas City Southern
4.70%, 5/1/2048	72	79
Norfolk Southern Corp.
3.05%, 5/15/2050	90	80
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (c)	200	187
Union Pacific Corp.
3.55%, 8/15/2039	121	119

		558

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	228	212
Analog Devices, Inc.
2.80%, 10/1/2041	85	76
Broadcom, Inc.
1.95%, 2/15/2028 (c)	210	190
3.19%, 11/15/2036 (c)	27	23
KLA Corp.
3.30%, 3/1/2050	122	115
Microchip Technology, Inc.
0.97%, 2/15/2024	110	105
0.98%, 9/1/2024 (c)	140	133
NXP BV (China)
2.50%, 5/11/2031 (c)	130	116
3.25%, 5/11/2041 (c)	135	119

		1,089

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	28	27
Oracle Corp.
2.30%, 3/25/2028	90	82
2.95%, 4/1/2030	222	205
3.80%, 11/15/2037	216	195
VMware, Inc.
1.40%, 8/15/2026	154	141
4.70%, 5/15/2030	143	152
Workday, Inc.
3.50%, 4/1/2027	82	82

		884

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	122	123
Lowe’s Cos., Inc.
3.70%, 4/15/2046	178	171
Tractor Supply Co.
1.75%, 11/1/2030	169	145

		439

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	159
Dell International LLC
6.20%, 7/15/2030	370	422

		581

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	750	692

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	145	126
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	151
4.39%, 8/15/2037	110	102
3.73%, 9/25/2040	143	117

		496

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	172
2.88%, 1/15/2026	90	87
1.88%, 8/15/2026	245	226

		485

Wireless Telecommunication Services — 0.0% (b)
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052 (c)	55	55

TOTAL CORPORATE BONDS (Cost $45,134)		40,982

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 4.9%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	192	191
Series 2021-A, Class B, 1.79%, 4/15/2027 (c)	340	328
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (c)	280	278
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (c)	195	184
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (c)	285	284
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	315	290
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	277	263
Series 2016-3, Class AA, 3.00%, 10/15/2028	366	340
Series 2021-1, Class B, 3.95%, 7/11/2030	335	303
Series 2019-1, Class AA, 3.15%, 2/15/2032	420	394
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (c)	17	17
Series 2020-4, Class C, 1.31%, 12/14/2026 (c)	260	257
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (c)	150	147
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (c)	100	93
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (c)	335	308
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	140	128
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (c)	120	108
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (c)	100	96
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (c)	69	67
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (c)	48	45
Series 2020-1A, Class A, 2.98%, 11/15/2035 (c)	409	394
Series 2021-1A, Class A, 2.16%, 4/15/2036 (c)	302	281
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (c)	416	387
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	137	130
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (c)	50	50
Series 2020-P1, Class C, 1.32%, 11/9/2026	175	164
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (c)	217	202
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (c)	130	130
Series 2021-B, Class C, 1.23%, 3/15/2027 (c)	270	262
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (c)	570	560
Series 2020-2A, Class C, 2.73%, 11/15/2029 (c)	260	256
Series 2021-2A, Class A, 0.96%, 2/15/2030 (c)	560	542
Series 2021-3A, Class A, 1.00%, 5/15/2030 (c)	475	458
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (c)	83	82
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	67	66
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (c)	195	191
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	205	190
Delta Air Lines Pass-Through Trust
Series 2020-1, Class A, 2.50%, 6/10/2028	197	183
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	62	60
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (c)	190	184
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 5/17/2027	125	125
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (c)	135	131
Series 2021-2A, Class C, 1.10%, 2/16/2027 (c)	165	159
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (c)	334	316

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	280	273
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	81	79
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (c)	140	136
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	420	371
Flagship Credit Auto Trust
Series 2018-1, Class D, 3.86%, 4/15/2024 (c)	100	101
Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	180	175
Series 2020-4, Class C, 1.28%, 2/16/2027 (c)	185	178
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (g)	265	245
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (c)	23	23
Series 2021-2, Class A, 0.68%, 6/19/2028 (c)	38	38
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (c)	330	327
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (c)	231	228
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (c)	105	105
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	417	381
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (c)	253	235
JetBlue Pass-Through Trust
Series 2020-1, Class B, 7.75%, 11/15/2028	149	162
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	378	372
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (c)	341	339
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (c)	100	97
Series 2021-B, Class A, 1.11%, 2/15/2029 (c)	460	454
Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	215	203
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (c)	437	434
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (c)	173	168
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (c)	365	363
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	425	389
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (c)	58	58
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (c)	333	326
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (c)	455	442
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (c)	365	356
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (c)	476	447
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (c)	260	249
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	303	295
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	220	208
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	556	525
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (c)	127	127
Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	236	230
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (c)	120	114
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (c)	3	3
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (c)	247	240
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	830	784
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (c)	54	53
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	426	420
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	566	549
Series 2021-3, Class A, 1.15%, 5/15/2029 (c)	242	237

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (g)	180	174
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (c) (e)	602	580
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (c) (e)	454	435
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (c)	179	167
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (c)	130	119
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (c)	300	285
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	889	800
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	390	369
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (c)	210	205
Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	608	577
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (c)	195	184
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	145	143
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (c)	163	157
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (c)	352	347
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (c)	190	188
Series 2021-1A, Class C, 1.33%, 9/16/2024 (c)	270	266
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	80	75
Series 2019-2, Class B, 3.50%, 5/1/2028	163	147
Series 2016-2, Class A, 3.10%, 10/7/2028	84	77
Series 2018-1, Class A, 3.70%, 3/1/2030	217	202
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	89	86
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (c)	139	138
Series 2021-1, Class A, 0.87%, 3/20/2031 (c)	61	61
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (c)	195	189
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (c) (e)	174	169
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (e)	198	192
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (c)	129	128
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (e)	207	200
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (c) (e)	799	774
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (e)	693	666
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (c) (e)	433	414
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (c) (e)	322	311
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (e)	513	499
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (e)	532	514
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (c)	240	233
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (c)	75	74
Series 2020-3A, Class D, 1.65%, 2/17/2026 (c)	115	111

TOTAL ASSET-BACKED SECURITIES (Cost $32,773)		31,419

MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	223	227
Pool # QB4026, 2.50%, 10/1/2050	689	662

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # QB4045, 2.50%, 10/1/2050	424	406
Pool # QB4484, 2.50%, 10/1/2050	267	257
Pool # QB4542, 2.50%, 10/1/2050	225	217
Pool # RA4224, 3.00%, 11/1/2050	116	114
Pool # QB8503, 2.50%, 2/1/2051	338	323
Pool # QC4789, 3.00%, 7/1/2051	231	227
Pool # QD5778, 3.00%, 1/1/2052	259	254
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	529	568
Pool # FM3118, 3.00%, 5/1/2050	200	197
Pool # BQ2894, 3.00%, 9/1/2050	389	383
Pool # BQ3996, 2.50%, 10/1/2050	292	280
Pool # BQ5243, 3.50%, 10/1/2050	122	123
Pool # CA7398, 3.50%, 10/1/2050	455	459
Pool # CA8637, 4.00%, 1/1/2051	821	855
Pool # BU3079, 3.00%, 1/1/2052	199	196
Pool # BV0273, 3.00%, 1/1/2052	209	205
Pool # BV4831, 3.00%, 2/1/2052	160	157
Pool # BV0295, 3.50%, 2/1/2052	453	460
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	210	227
Pool # BL8639, 1.09%, 4/1/2028	238	215
Pool # AM5319, 4.34%, 1/1/2029	192	204
Pool # BL5457, 2.57%, 7/1/2029	270	264
Pool # BS0448, 1.27%, 12/1/2029	451	405
Pool # BL9748, 1.60%, 12/1/2029	140	128
Pool # AN7593, 2.99%, 12/1/2029	129	130
Pool # AN8285, 3.11%, 3/1/2030	135	137
Pool # AM8544, 3.08%, 4/1/2030	60	61
Pool # BL9251, 1.45%, 10/1/2030	360	323
Pool # BL9891, 1.37%, 12/1/2030	250	223
Pool # AN6149, 3.14%, 7/1/2032	405	408
Pool # BM3226, 3.44%, 10/1/2032 (g)	593	611
Pool # AN7923, 3.33%, 1/1/2033	250	256
Pool # BS5357, 3.41%, 3/1/2033 (f)	275	282
Pool # AN9067, 3.51%, 5/1/2033	140	144
Pool # BS5511, IO, 3.45%, 8/1/2033 (f)	350	357
Pool # BL1012, 4.03%, 12/1/2033	130	142
Pool # BL0900, 4.08%, 2/1/2034	75	81
Pool # AN4430, 3.61%, 1/1/2037	222	229
Pool # BS5107, 3.22%, 3/1/2037 (f)	215	216
Pool # BF0230, 5.50%, 1/1/2058	662	743
Pool # BF0497, 3.00%, 7/1/2060	305	301
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	362	368
Pool # BR3929, 3.50%, 10/20/2050	202	209
Pool # BW1726, 3.50%, 10/20/2050	305	314
Pool # BS8546, 2.50%, 12/20/2050	759	725
Pool # BR3928, 3.00%, 12/20/2050	375	384
Pool # BU7538, 3.00%, 12/20/2050	247	248
Pool # 785294, 3.50%, 1/20/2051	742	762
Pool # CA8452, 3.00%, 2/20/2051	941	943
Pool # CB1543, 3.00%, 2/20/2051	659	661
Pool # CA3588, 3.50%, 2/20/2051	610	619
Pool # CB1536, 3.50%, 2/20/2051	690	700
Pool # CB1542, 3.00%, 3/20/2051	500	502
Pool # CB4433, 3.00%, 3/20/2051	795	785
Pool # CC0070, 3.00%, 3/20/2051	111	112
Pool # CC8726, 3.00%, 3/20/2051	147	148
Pool # CC8738, 3.00%, 3/20/2051	177	177
Pool # CC8723, 3.50%, 3/20/2051	822	834

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CC0088, 4.00%, 3/20/2051	73	75
Pool # CC0092, 4.00%, 3/20/2051	95	99
Pool # CC8727, 3.00%, 4/20/2051	219	220
Pool # CC8739, 3.00%, 4/20/2051	594	596
Pool # CC8740, 3.00%, 4/20/2051	545	547
Pool # CC8751, 3.00%, 4/20/2051	115	115
Pool # CA3563, 3.50%, 7/20/2051	390	400
Pool # CE2586, 3.50%, 7/20/2051	573	581
Pool # MA7534, 2.50%, 8/20/2051	2,364	2,296
Pool # MA7649, 2.50%, 10/20/2051	312	303
Pool # CK1527, 3.50%, 12/20/2051	383	389
Pool # CJ8184, 3.50%, 1/20/2052	404	418
Pool # CK2716, 3.50%, 2/20/2052	305	309
GNMA II, Other
Pool # 785183, 2.94%, 10/20/2070 (g)	382	371

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,963)		27,867

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	2,367	1,865
1.13%, 8/15/2040	4,644	3,640
1.75%, 8/15/2041	190	165
2.38%, 2/15/2042	540	521
2.25%, 8/15/2046	455	426
1.25%, 5/15/2050	202	151
1.38%, 8/15/2050	5,933	4,566
1.63%, 11/15/2050	1,505	1,233
1.88%, 2/15/2051	388	339
U.S. Treasury Notes
0.13%, 1/31/2023 (h)	2,320	2,293
1.75%, 7/31/2024	430	423
0.25%, 8/31/2025	2,264	2,095
1.88%, 2/28/2027	1,120	1,090
1.88%, 2/28/2029	1,594	1,539
1.50%, 2/15/2030	1,610	1,509
0.63%, 8/15/2030	758	658
0.88%, 11/15/2030	1,250	1,107
1.63%, 5/15/2031	275	259
1.38%, 11/15/2031	33	30
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (i)	1,015	911
1.16%, 5/15/2027 (i)	1,035	912

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,063)		25,732

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (e)	392	376
Bayview Finance LLC
0.00%, 7/12/2033 ‡	385	385
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	490	454
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (c) (g)	108	108
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (c) (g)	420	415
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (g)	445	428
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	172	184
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	71	76
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	143	145
Series 2019-7, Class CA, 3.50%, 11/25/2057	852	866
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	348	376
GNMA
Series 2015-H11, Class FC, 0.66%, 5/20/2065 (g)	199	199
Series 2021-H14, Class YD, 8.42%, 6/20/2071 (g)	365	438
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (e)	195	189
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (c) (g)	150	144
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (c) (g)	344	334
Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (e)	134	128

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	227	228
Series 2019-2, Class M55D, 4.00%, 8/25/2058	291	296
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	513	506
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (c) (e)	125	124
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (g)	762	741
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (c)	130	129
Series 2021-2, Class A, 2.35%, 10/17/2027 (c)	415	411

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,969)		7,680

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.30%, 12/18/2037 (c) (g)	210	208
Series 2021-FL4, Class AS, 1.57%, 12/18/2037 (c) (g)	230	226
BPR Trust
Series 2021-KEN, Class A, 1.65%, 2/15/2029 (c) (g)	200	199
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (c) (g)	343	326
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	322	328
Series K-1510, Class A2, 3.72%, 1/25/2031	115	122
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	102	96
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (g)	603	72
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (g)	210	200
Series 2015-K48, Class C, 3.64%, 8/25/2048 (c) (g)	15	15
Series 2016-K56, Class B, 3.94%, 6/25/2049 (c) (g)	165	165
Series 2017-K728, Class C, 3.65%, 11/25/2050 (c) (g)	75	74
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 1.20%, 12/15/2037 (c) (g)	176	172
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	360	335

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,695)		2,538

FOREIGN GOVERNMENT SECURITIES — 0.2%
Republic of Chile (Chile)
2.55%, 1/27/2032	200	188
Republic of Panama (Panama)
3.16%, 1/23/2030	200	196
Republic of Peru (Peru)
2.78%, 12/1/2060	49	38
United Mexican States (Mexico)
2.66%, 5/24/2031	400	365
3.50%, 2/12/2034	228	212

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,103)		999

	Shares (000)
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (j) (Cost $31,754)	31,754	31,754

Total Investments — 99.4% (Cost $601,820)		632,096
Other Assets Less Liabilities — 0.6%		3,702

Net Assets — 100.0%		635,798

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of March 31, 2022.
(j)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	49	06/2022	USD	11,102	900
U.S. Treasury 10 Year Note	129	06/2022	USD	15,837	(491)

					409

Short Contracts
MSCI Emerging Markets E-Mini Index	(196)	06/2022	USD	(11,026)	(906)

					(497)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$24,133	$7,286	$31,419
Collateralized Mortgage Obligations	—	6,919	761	7,680
Commercial Mortgage-Backed Securities	—	2,538	—	2,538
Corporate Bonds	—	40,982	—	40,982
Exchange-Traded Funds	154,335	—	—	154,335
Foreign Government Securities	—	999	—	999
Investment Companies	308,790	—	—	308,790
Mortgage-Backed Securities	—	27,867	—	27,867
U.S. Treasury Obligations	—	25,732	—	25,732
Short-Term Investments
Investment Companies	31,754	—	—	31,754

Total Investments in Securities	$494,879	$129,170	$8,047	$632,096

Appreciation in Other Financial Instruments
Futures Contracts	$900	$—	$—	$900
Depreciation in Other Financial Instruments
Futures Contracts	(1,397)	—	—	(1,397)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(497)	$—	$—	$(497)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$5,140	$—	$(361)	$—	(b)	$3,331	$(2,144)	$2,671	$(887)	$(464)	$7,286
Collateralized Mortgage Obligations	879	(1)	(15)	—	(b)	455	(364)	—	(657)	464	761
Commercial Mortgage-Backed Securities	235	—	—	—		—	—	—	(235)	—	—

Total	$6,254	$(1)	$(376)	$—		$3,786	$(2,508)	$2,671	$(1,779)	$—	$8,047

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(372).

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$7,286	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (16.62%	)
			Yield (Discount Rate of Cash Flows)	2.29% - 5.49% (4.37%	)

Asset-Backed Securities	7,286

	376	Discounted Cash Flow	Constant Prepayment Rate	12.50% (12.50%	)
			Yield (Discount Rate of Cash Flows)	4.72% (4.72%	)

Collateralized Mortgage Obligations	376

Total	$7,662

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2022, the value of these investments was $385. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$2,031	$1,967	$(64)	$—	$—	—	$—	$—
JPMorgan BetaBuilders International Equity ETF (a)	73,407	4,679	11,843	553	(5,168)	61,628	1,109	1,725	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,482	—	5,148	987	565	10,886	102	227	—	(b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	15,151	961	1,126	306	(943)	14,349	168	107	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	11,146	3,212	2,219	92	(982)	11,249	184	92	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	39,401	—	—	(540)	38,861	4,907	43	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,405	3,519	1,399	(104)	(1,940)	14,481	2,114	453	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	26,924	—	—	(590)	26,334	1,500	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	14,374	547	6,453	(1,123)	(971)	6,374	929	546	—
JPMorgan Equity Index Fund Class R6 Shares (a)	70,709	52,129	14,188	357	3,482	112,489	1,654	979	1,402
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,500	212	2,787	(158)	28	6,795	770	211	—
JPMorgan High Yield Fund Class R6 Shares (a)	27,273	15,197	3,039	115	(1,587)	37,959	5,501	906	—
JPMorgan High Yield Research Enhanced ETF (a)	32,371	—	20,910	(981)	(1,015)	9,465	194	1,009	—
JPMorgan Income Fund Class R6 Shares (a)	19,471	471	19,077	(590)	(275)	—	—	504	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	57,050	2,173	10,755	154	(747)	47,875	4,462	1,008	—
JPMorgan Managed Income Fund Class L Shares (a)	1,866	—	1,866	(1)	1	—	—	1	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	62,313	848	42,801	(1,101)	(1,637)	17,622	1,889	703	144
JPMorgan U.S. Aggregate Bond ETF (a)	46,037	29,755	25,716	(260)	(3,058)	46,758	926	468	55
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	39,755	155,416	163,417	—	—	31,754	31,754	10	—
JPMorgan U.S. Value Factor ETF (a)	38,593	—	38,988	1,441	(1,046)	—	—	117	—

Total	$547,903	$337,475	$373,699	$(377)	$(16,423)	$494,879		$9,109	$1,601

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.